Fair Value Measurement - Level 3 Inputs (Details) ¥ in Thousands	36 Months Ended
Dec. 31, 2018 CNY (¥) item
Quantitative information about Level 3 fair value measurements
Impairment, Measurement input | ¥	¥ 0
Level 3 | Black - Scholes pricing model | Annual risk free rate
Quantitative information about Level 3 fair value measurements
Put option	5.2500
Level 3 | Black - Scholes pricing model | Dividend yield
Quantitative information about Level 3 fair value measurements
Put option	0.0000
Level 3 | Black - Scholes pricing model | Volatility
Quantitative information about Level 3 fair value measurements
Put option	41.0000